Income taxes	6 Months Ended
Sep. 30, 2015
Income taxes
Income taxes

12. Income taxes:

Our effective statutory tax rates were 36% for the six and three months ended September 30, 2014 and 33% for the six and three months ended September 30, 2015, respectively. Due to the revisions of domestic tax laws during the fourth quarter ended March 31, 2014 and March 31, 2015, our effective statutory tax rates are 36% for the fiscal years beginning between April 1, 2014 and March 31, 2015, 33% for the fiscal years beginning between April 1, 2015 and March 31, 2016, and 32% thereafter.

For the six months ended September 30, 2014, the difference between the effective statutory tax rate of 36% and the effective tax rate of 40.8% was mainly due to non-deductible expenses, an increase in valuation allowance of foreign subsidiaries, whereas non-taxable revenue reduced the effective tax rate.

For the three months ended September 30, 2014, the difference between the effective statutory tax rate of 36% and the effective tax rate of 28.3% was mainly due to non-taxable revenue, different tax rates in effective statutory tax rates applicable to income (loss) of foreign subsidiaries, whereas non-deductible expenses increased the effective tax rate.

For the six months ended September 30, 2015, the difference between the effective statutory tax rate of 33% and the effective tax rate of 6.3% was mainly due to tax benefit recognized on the devaluation of investment in subsidiaries and affiliates, whereas an increase in valuation allowance of foreign subsidiaries.

For the three months ended September 30, 2015, the difference between the effective statutory tax rate of 33% and the effective tax rate of (142.8)% was mainly due to tax benefit recognized on the devaluation of investment in subsidiaries and affiliates, whereas an increase in valuation allowance of foreign subsidiaries.